Accounts Receivable and Other Receivables - Summary of Accounts Receivable, Net of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	Mar. 28, 2020	Mar. 30, 2019
Receivables [Abstract]
Customer trade receivables	$ 4,119	$ 1,268
Other receivables	1,900	2,269
Total	$ 6,019	$ 3,537